Long-term Debt - Secured Credit Facilities (Details) $ in Thousands	1 Months Ended	2 Months Ended		4 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2018 USD ($)	Mar. 13, 2018 USD ($)	Mar. 07, 2018 USD ($)	Apr. 24, 2017 USD ($)	Jul. 24, 2018 USD ($)	Nov. 18, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 14, 2018 USD ($)	Jun. 08, 2018 USD ($)	Jun. 01, 2018 USD ($)
Debt Instrument [Line Items]
Amount used for repayment of debt							$ 238,653	$ 18,780	$ 119,758
Gain on debt restructuring							$ 0	0	10,477
Mont Gele VLGC
Debt Instrument [Line Items]
Disposal Date							Oct. 15, 2018
Mont Fort VLGC
Debt Instrument [Line Items]
Disposal Date							Oct. 30, 2018
Anderida and Aisling VLGCs
Debt Instrument [Line Items]
Disposal Date							Nov. 05, 2018
Secured credit facilities
Debt Instrument [Line Items]
Maturity Date							Mar. 31, 2024
Payment terms							quarterly installments
Variable rate basis							LIBOR
Secured Credit Facility at June 20, 2008
Debt Instrument [Line Items]
Amount used for repayment of debt						$ 8,200
Gain on debt restructuring									8,366
Cash repayment in full								2,000
Secured Credit Facility at March 19, 2012
Debt Instrument [Line Items]
Loan agreements reclassified as current									$ 14,935
Cash repayment in full				$ 15,158
Secured Credit Facility at June 22, 2017
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity							$ 150,000
Line of credit facilities number of installments							24
First priority mortage							VLGCs Anderida, Aisling, Mont Fort and Mont Gele
Amount drawn down								$ 150,000
Cash repayment in full					$ 137,820
Interest rate description							LIBOR
Frequency of payments							quarterly
Secured Credit Facility at January 24, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity							$ 90,000
Line of credit facilities number of installments							20
First priority mortage							Vessels Shiraga, Samsara, Stamos and Balla
Amount drawn down	$ 90,000
Interest rate description							LIBOR
Frequency of payments							quarterly
Secured Credit Facility at January 29, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity							$ 35,000
Line of credit facilities number of installments							24
First priority mortage							Vessels Valadon, Matisse and Rapallo
Amount drawn down			$ 35,000
Interest rate description							LIBOR
Frequency of payments							quarterly
Secured Credit Facility at March 8, 2018
Debt Instrument [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity							$ 30,000
Line of credit facilities number of installments							24
First priority mortage							Vessels Judd and Raraka
Amount drawn down		$ 30,000
Interest rate description							LIBOR
Frequency of payments							quarterly
Credit Facility as part of the acquisition of Huahine vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding												$ 16,500
Line of credit facilities number of installments							6
First priority mortage							Huahine vessel
Interest rate description							LIBOR
Frequency of payments							quarterly
Credit Facility as part of the acquisition of Marfa vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding											$ 33,833
Line of credit facilities number of installments							22
First priority mortage							Marfa vessel
Interest rate description							LIBOR
Frequency of payments							quarterly
Credit Facility as part of the acquisition of Botafogo vessel
Debt Instrument [Line Items]
Line of credit facility amount outstanding										$ 8,929
Line of credit facilities number of installments							5
First priority mortage							Botafogo vessel
Interest rate description							LIBOR
Frequency of payments							quarterly